Employee Benefits Obligations (Details) - Schedule of Standalone Statement of Financial Position - Funded Plans [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Funded Plans
Current	$ 212	$ 119
Non current	$ 72,456	$ 44,657